Parent-Only Financial Statements, Statement of Cash Flows (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net cash provided by operating activities	$ 17,529	$ 57,641	$ 58,540
Available-for-sale securities:
Sales proceeds	6,089	2,837	5,210
Prepayments and maturities	37,257	50,737	59,712
Purchases	(44,807)	(89,474)	(64,756)
Loans:
Other, net	(741)	581	(1,169)
Net cash provided (used) by investing activities	(128,380)	(153,492)	(139,890)
Cash flows from financing activities:
Net increase in short-term borrowings and indebtedness to subsidiaries	8,035	(3,390)	7,699
Long-term debt:
Proceeds from issuance	42,154	53,227	27,695
Repayment	(15,829)	(25,423)	(28,093)
Preferred stock:
Proceeds from issuance	2,775	3,145	1,377
Cash dividends paid	(1,235)	(1,017)	(892)
Common stock warrants repurchased	9	0	1
Common stock:
Repurchased	(9,414)	(5,356)	(3,918)
Proceeds from issuance	1,840	2,224	2,091
Cash dividends paid	(6,908)	(5,953)	(4,565)
Excess tax benefits related to stock option payments	453	271	226
Other, net	51	136	0
Net cash provided by financing activities	110,503	93,910	83,770
Net change in cash due from banks	(348)	(1,941)	2,420
Parent Company [Member]
Cash flows from operating activities:
Net cash provided by operating activities	18,019	8,607	13,365
Available-for-sale securities:
Sales proceeds	1,196	3,606	6,171
Loans:
Net repayments from (advances to) subsidiaries	(2,199)	655	9,191
Capital notes and term loans made to subsidiaries	(11,275)	(6,700)	(1,850)
Principal collected on notes/loans made to subsidiaries	2,526	1,472	2,462
Net increase in investment in subsidiaries	(1,096)	(1,188)	(5,218)
Other, net	470	461	(2)
Net cash provided (used) by investing activities	(20,392)	(7,698)	4,939
Cash flows from financing activities:
Net increase in short-term borrowings and indebtedness to subsidiaries	2,314	6,732	5,456
Long-term debt:
Proceeds from issuance	22,627	18,714	16,989
Repayment	(8,659)	(13,096)	(18,693)
Preferred stock:
Proceeds from issuance	2,775	3,145	1,377
Cash dividends paid	(1,235)	(1,017)	(892)
Common stock warrants repurchased	0	0	(1)
Common stock:
Repurchased	(9,414)	(5,356)	(3,918)
Proceeds from issuance	1,840	2,224	2,091
Cash dividends paid	(6,908)	(5,953)	(4,565)
Excess tax benefits related to stock option payments	453	271	226
Other, net	37	114	(14)
Net cash provided by financing activities	3,830	5,778	(1,944)
Net change in cash due from banks	1,457	6,687	16,360
Cash and due from banks at beginning of year	42,389	35,702	19,342
Cash and due from banks at end of year	43,846	42,389	35,702
Parent Company [Member] | Subsidiary Banks [Member]
Available-for-sale securities:
Prepayments and maturities	25	0	0
Purchases	(10,025)	0	0
Common stock:
Cash and due from banks at beginning of year	42,386
Cash and due from banks at end of year	43,843	42,386
Parent Company [Member] | Nonaffiliates [Member]
Available-for-sale securities:
Prepayments and maturities	0	12	30
Purchases	(14)	(6,016)	(5,845)
Common stock:
Cash and due from banks at beginning of year	3
Cash and due from banks at end of year	$ 3	$ 3